Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Penn Series Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Large Cap Value Fund (the “Fund”) is to seek to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect an increase in the Fund's Investment Advisory Fee approved by Fund shareholders on February 13, 2014 and effective May 1, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes of this policy, large capitalization companies are those with market-capitalizations greater than $2 billion. The Fund primarily invests in common stocks that the portfolio manager deems to be underpriced relative to long-term earnings and for cash flow potential.

The Sub-Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub-Adviser selects securities one at a time before considering industry trends. This is called a “bottom-up approach.” The Sub-Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub-Adviser currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub-Adviser may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.

While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may also invest up to 20% of its assets in securities of foreign issuers including emerging market securities, options for hedging and investment purposes, and REITs. The Fund anticipates investing primarily in equity REITs as opposed to mortgage or other types of REITs, which generally invest in and own properties, such as commercial properties, and generate revenue from these property rents. The Fund may also invest up to 15% of its assets in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”).

		Except as provided above and subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not limited in the percentage of its assets that it may invest in these instruments. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund may invest up to 5% of its assets, as determined at the time of purchase, in any one company.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Derivatives Risk.  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Sub-Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Depositary Receipt Risk.  The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.

Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Interest Rate Risk.  The possibility that the prices of the Fund’s convertible securities will decline due to rising interest rates.

Large-Cap Securities Risk.  The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Turnover Risk.  The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

Preferred Stock Risk.  The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.

REITs Risk.  The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.

Rule 144A Securities Risk.  The possibility that the Fund’s investment in Rule 144A Securities will subject the Fund to liquidity risk if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund leading to the Fund’s inability to sell its Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Small- and Mid-Cap Securities Risk.  The possibility that the Fund’s investments in small- and mid-cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized companies, which can include start-up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

“Value” Investing Risk.  The possibility that the Fund’s investments in securities believed by the Sub-Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole.

Warrants Risk.  The possibility that the Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. A warrant generally ceases to have value if it is not exercised prior to its expiration date.

		An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in equity securities of large capitalization companies in the hope of earning long-term growth of capital.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, Loomis, Sayles & Company, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, Loomis, Sayles & Company, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
19.07%	-26.40%
6/30/2009	12/31/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2014)
Penn Series Large Cap Value Fund | Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
2005	rr_AnnualReturn2005	3.00%
2006	rr_AnnualReturn2006	18.27%
2007	rr_AnnualReturn2007	3.83%
2008	rr_AnnualReturn2008	(44.62%)
2009	rr_AnnualReturn2009	33.62%
2010	rr_AnnualReturn2010	14.84%
2011	rr_AnnualReturn2011	(4.42%)
2012	rr_AnnualReturn2012	13.23%
2013	rr_AnnualReturn2013	33.21%
2014	rr_AnnualReturn2014	11.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	13.01%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Penn Series Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%

[1]	The expense information in the table has been restated to reflect an increase in the Fund's Investment Advisory Fee approved by Fund shareholders on February 13, 2014 and effective May 1, 2014.